Income Taxes (Significant Portions Of Deferred Tax Assets And Deferred Tax Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Fixed maturity investments	$ 35,670	$ 50,126
Carryover of tax losses	7,429	12,293
Unrealized losses	0	2,023
Other assets	5,509	1,352
Total gross deferred tax assets	48,608	65,794
Unrealized gains	276,591	0
Employee and agent compensation	57,136	55,781
Deferred acquisition costs	712,974	689,684
Future policy benefits, unearned and advance premiums, and policy claims	355,825	338,771
Total gross deferred tax liabilities	1,402,526	1,084,236
Net deferred tax liability	$ 1,353,918	$ 1,018,442